Statutory Reserves and Restricted Net Assets - Additional Information (Details) - Group - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Reserves And Restricted Net Assets [Line Items]
Annual appropriation percentage of after tax profit to general reserve	10.00%
Percentage of appropriation of registered capital to reserve fund	50.00%
Appropriations to statutory reserve	$ 0	$ 0	$ 0
Appropriations to enterprise expansion fund	0	0	0
Appropriations to staff welfare and bonus fund	0	$ 0	$ 0
Net restricted assets	$ 10,941,000
Percentage of restricted assets on net assets	19.00%